Segment Reporting (Tables)	6 Months Ended
Mar. 31, 2024
Segment Reporting [Abstract]
Schedule of Revenues by Geographic Areas	The following table presents revenue by business lines:
	For the Six Months Ended March 31,
	2024	2023
Revenue
Sales	$36,613,509	$37,333,555
Production service revenue	469,277	618,897
Total revenue	$37,082,786	$37,952,452

Schedule of Revenues by Geographic Areas	The following table presents revenues by geographic areas for the six months ended March 31, 2024.
	March 31, 2024
	Sales Amount (In USD)	As % of Sales
Top 5 geographic areas:
China	$31,901,682	86.03%
USA	2,582,339	6.96%
Cayman	830,944	2.24%
India	740,287	2.00%
The United Arab Emirates	686,438	1.85%
Other foreign countries	341,096	0.92%
The following table presents revenues by geographic areas for the six months ended March 31, 2023.
	March 31, 2023
	Sales Amount (In USD)	As % of Sales
Top 5 geographic areas:
China	$32,981,278	86.90%
US	4,174,364	11.00%
India	382,620	1.01%
United Arab Emirates	239,493	0.63%
Australia	136,288	0.36%
Other foreign countries	38,409	0.10%